Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands									12 Months Ended
	Jun. 13, 2023 MXN ($)	Jun. 13, 2023 USD ($)	Feb. 17, 2022 USD ($)	Dec. 06, 2021 USD ($)	Oct. 18, 2019 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2023 MXN ($) $ / $	Dec. 31, 2023 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / $	Sep. 22, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Sep. 09, 2022 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 12,436,092						$ 10,533,137
Legal proceedings damage sought by plaintiffs								$ 193,713
Currency exchange rate | $ / $									16.9220				16.9220
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities							$ 51,454
Contingent Liability for Public Works Contract
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs					$ 137,300
Administrative Claim | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 240,488	$ 1,838,753		$ 14,607	$ 113,582
Tax Contingent Liability | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 3,084,975					$ 8,349,608		$ 5,852,222
Contingent liability for guarantees | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral to entity, related party transactions											$ 2,538,300	$ 150,000
Contingent liability for guarantees | Exploration | Deep water license modality trion field
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													$ 4,000,000
Contingent liability for guarantees | Exploration | Cinturon plegado perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													3,333,000
Contingent liability for guarantees | Exploration | Ek Balam fields
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													5,000,000
Contingent liability for guarantees | Exploration | Contractual area Satuario and El Golpe 3 field
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													$ 320,000
Provision of guarantees or collateral to entity, related party transactions									$ 706,544,266	$ 41,753,000
Currency exchange rate | $ / $									16.9220				16.9220
Contingent liability for guarantees | Exploration | Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													$ 1,250,000
Contingent liability for guarantees | Exploration | Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													2,500,000
Contingent liability for guarantees | Exploration | Assignment AE zero three nine eight Mission
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													255,000
Contingent liability for guarantees | Exploration | Ogarrio
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													250,000
Contingent liability for guarantees | Exploration | Cardenas and Mora fields
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													250,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area two perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													2,500,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area five perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													5,000,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area eighteen cordilleras
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													5,000,000
Contingent liability for guarantees | Exploration | Cuenca Salina
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													1,375,000
Contingent liability for guarantees | Exploration | Contractual sixteen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													1,000,000
Contingent liability for guarantees | Exploration | Contractual seventeen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													1,000,000
Contingent liability for guarantees | Exploration | Contractual Eighteen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													2,000,000
Contingent liability for guarantees | Exploration | Contractual area twenty nine Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													2,500,000
Contingent liability for guarantees | Exploration | Contractual area thirty two Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													1,250,000
Contingent liability for guarantees | Exploration | Contractual area thirty three Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													1,250,000
Contingent liability for guarantees | Exploration | Contractual area thirty five Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													1,250,000
Contingent liability for guarantees | Exploration | Ébano
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													225,000
Contingent liability for guarantees | Exploration | Contractual area AE-0388-M-Miquetla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs													$ 245,000
Bankruptcy Proceedings | AVALONE MARINE, S.A.P.I de C.V.
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 2,722,635
Double Payment Repetition Proceeding
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 91,069	$ 6,639